Expense Example - Transamerica Multi-Managed Balanced VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	63	199	346	774	89	278	482	1,073